Segment information (Segment Assets) (Parenthetical) (Detail) - USA & Europe - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Segment Reporting Information [Line Items]
Goodwill and intangible assets acquired in business combination attributed to non controlling interest	¥ 7,070	¥ 7,196
Goodwill and intangible assets attributed to redeemable non controlling interest	¥ 44,566	¥ 47,981